                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Burgundy Asset Management Ltd
Address:  181 Bay Street, Suite 4510
          Bay Wellington Tower, BCE Place
          Toronto, Ontario M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Meadows
Title: Vice President
Phone: (416) 868-3570

Signature, Place, and Date of Signing:

    /s/ James Meadows      Toronto, Ontario Canada      February 12, 2008
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-________              ____________________________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:         91

Form 13F Information Table Value Total:  2,527,623
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATION TABLE

Security Listing by Country Report - December 31, 2007

                                                              Market Value               Investment  Other    Voting
Name of Issuer                     Title of Class    Cusip      (x1000)    Total Shares   Decision  Managers Authority
--------------                     -------------- ----------- ------------ ------------  ---------- -------- ---------
3M Co.                                  COM         88579Y101     36660     434771  SH      SOLE               434771
Aflac Inc.                              COM       001055 10 2     40251     642687  SH      SOLE               642687
Altria Group Inc.                       COM         02209S103     50609     669605  SH      SOLE               669605
Apollo Group Inc.                       CL A      037604 10 5      3409      48600  SH      SOLE                48600
Ares Capital Corp.                      COM         04010L103     21061    1439571  SH      SOLE              1439571
Arthur J. Gallagher & Co.               COM       363576 10 9     38373    1586334  SH      SOLE              1586334
AutoNation Inc.                         COM         05329W102      4377     279500  SH      SOLE               279500
Bassett Furniture Industries, Inc.      COM       070203 10 4       162      17300  SH      SOLE                17300
Belo Corp.                              CL A      080555 10 5      4622     265000  SH      SOLE               265000
Berkshire Hathaway Inc.                 CL A      084670 10 8     47719        337  SH      SOLE                  337
Berkshire Hathaway Inc.                 CL B      084670 20 7      1236        261  SH      SOLE                  261
Brown & Brown Inc.                      COM       115236 10 1     42703    1817162  SH      SOLE              1817162
Cintas Corp.                            COM       172908 10 5      3974     118197  SH      SOLE               118197
Citi Trends Inc.                        COM         17306X102      8154     528100  SH      SOLE               528100
Columbia Sportswear Co.                 COM       198516 10 6     24092     546437  SH      SOLE               546437
Copart, Inc.                            COM       217204 10 6     24653     579400  SH      SOLE               579400
Dollar Financial Corp.                  COM       256664 10 3     47259    1539895  SH      SOLE              1539895
DTS Inc.                                COM         23335C101     28436    1112090  SH      SOLE              1112090
Emerson Electric Co.                    COM       291011 10 4     28069     495395  SH      SOLE               495395
Entravision Communications Corp.        CL A        29382R107     13243    1691356  SH      SOLE              1691356
Equifax Inc.                            COM       294429 10 5     49277    1355265  SH      SOLE              1355265
Expedia Inc.                            COM         30212P105      7472     236306  SH      SOLE               236306
FedEx Corp.                             COM         31428X106     94776    1062873  SH      SOLE              1062873
Fidelity National Information
  Services Inc.                         COM         31620M106      2359      56730  SH      SOLE                56730
First Advantage Corp.                   CL A        31845F100       165      10000  SH      SOLE                10000
First American Corp.                    COM       318522 30 7      5913     173300  SH      SOLE               173300
Gladstone Investment Corp.              COM       376546 10 7     14504    1478452  SH      SOLE              1478452
Greenfield Online Inc.                  COM       395150 10 5     26641    1823444  SH      SOLE              1823444
H&R Block Inc.                          COM       093671 10 5     94069    5065666  SH      SOLE              5065666
HCC Insurance Holdings Inc.             COM       404132 10 2     48079    1676404  SH      SOLE              1676404
Hercules Offshore Inc.                  COM       427093 10 9     26590    1118175  SH      SOLE              1118175
Herman Miller, Inc.                     COM       600544 10 0     23418     723000  SH      SOLE               723000
Hilb Rogal & Hobbs Co.                  COM       431294 10 7     35198     867598  SH      SOLE               867598
Hudson City Bancorp Inc.                COM       443683 10 7      4638     308800  SH      SOLE               308800
infoUSA Inc.                            COM       456818 30 1     25220    2824168  SH      SOLE              2824168
Innophos Holdings Inc.                  COM         45774N108       179      12000  SH      SOLE                12000
Interactive Data Corp.                  COM         45840J107     41865    1268262  SH      SOLE              1268262
International Speedway Corp.            CL A      460335 20 1     35318     857649  SH      SOLE               857649
IVCI CORP                               CL B      450704 10 1         0      10000  SH      SOLE                10000
Jackson Hewitt Tax Service Inc.         COM       468202 10 6     47008    1480572  SH      SOLE              1480572
Johnson & Johnson                       COM       478160 10 4    115337    1729196  SH      SOLE              1729196
Jupitermedia Corp.                      COM         48207D101     12440    3256614  SH      SOLE              3256614
Kayne Anderson Energy
  Development Co.                       COM         48660Q102     21080     920121  SH      SOLE               920121
Laboratory Corporation of America
  Holdings                              COM         50540R409      7523      99600  SH      SOLE                99600
LECG Corp.                              COM       523234 10 2     18935    1257290  SH      SOLE              1257290
Legg Mason Inc.                         COM       524901 10 5       256       3500  SH      SOLE                 3500
Liberty Media Corp. - Interactive       CL A        53071M104     21997    1152900  SH      SOLE              1152900
M&T Bank Corp.                          COM         55261F104       595       7300  SH      SOLE                 7300
McDonald's Corp.                        COM       580135 10 1     27387     464901  SH      SOLE               464901
Merck & Co., Inc.                       COM       589331 10 7      3428      59000  SH      SOLE                59000
Merit Medical Systems Inc.              COM       589889 10 4     14533    1045534  SH      SOLE              1045534
Microsoft Corp.                         COM       594918 10 4     79903    2244472  SH      SOLE              2244472
MoneyGram International Inc.            COM         60935Y109     20007    1301713  SH      SOLE              1301713
Move Inc.                               COM         62458M108     14868    6068600  SH      SOLE              6068600
NBTY Inc.                               COM       628782 10 4     32567    1188587  SH      SOLE              1188587
NGP Capital Resources Co.               COM         62912R107     16862    1078843  SH      SOLE              1078843
Nike, Inc.                              CL B      654106 10 3     39101     608670  SH      SOLE               608670
Nutraceutical International Corp.       COM         67060Y101     13334    1006346  SH      SOLE              1006346
Omnicom Group Inc.                      COM       681919 10 6     99928    2102424  SH      SOLE              2102424
Patterson-UTI Energy Inc.               COM       703481 10 1      5737     293900  SH      SOLE               293900
Pfizer Inc.                             COM       717081 10 3       455      20000  SH      SOLE                20000
Pool Corp.                              COM         73278L105     29442    1484700  SH      SOLE              1484700
Procter & Gamble Co.                    COM       742718 10 9     29052     395691  SH      SOLE               395691
Quest Diagnostics Inc.                  COM         74834L100     31848     602046  SH      SOLE               602046
Radio One Inc.                          CL D        75040P405     15195    6411244  SH      SOLE              6411244
RC2 Corp.                               COM       749388 10 4     29727    1059020  SH      SOLE              1059020
Regis Corp.                             COM       758932 10 7     23475     839600  SH      SOLE               839600
Rent-A-Center Inc.                      COM         76009N100      3209     221000  SH      SOLE               221000
Saga Communications Inc.                COM       786598 10 2       296      50200  SH      SOLE                50200
School Specialty Inc.                   COM       807863 10 5     32103     929165  SH      SOLE               929165
Sherwin-Williams Co.                    COM       824348 10 6     28611     492955  SH      SOLE               492955
Skechers USA Inc.                       CL A      830566 10 5     43209    2214706  SH      SOLE              2214706
Speedway Motorsports Inc.               COM       847788 10 6      8741     281238  SH      SOLE               281238
State Street Corp.                      COM       857477 10 3     99303    1222944  SH      SOLE              1222944
Steven Madden Ltd.                      COM       556269 10 8     28815    1440737  SH      SOLE              1440737
Stratasys Inc.                          COM       862685 10 4      9445     365510  SH      SOLE               365510
TCF Financial Corp.                     COM       872275 10 2      5652     315200  SH      SOLE               315200
Tempur-Pedic International Inc.         COM         88023U101     28653    1103297  SH      SOLE              1103297
The McGraw-Hill Companies, Inc.         COM       580645 10 9    101178    2309469  SH      SOLE              2309469
Tim Hortons Inc.                        COM         88706M103     56646    1533870  SH      SOLE              1533870
United Technologies Corp.               COM       913017 10 9     49981     653001  SH      SOLE               653001
US Gold Corp.                           COM       912023 20 7        30      10000  SH      SOLE                10000
W.W. Grainger Inc.                      COM       384802 10 4      4306      49200  SH      SOLE                49200
Walgreen Co.                            COM       931422 10 9     32791     861100  SH      SOLE               861100
Wal-Mart Stores Inc.                    COM       931142 10 3       238       5000  SH      SOLE                 5000
Walt Disney Co.                         COM       254687 10 6     40179    1244695  SH      SOLE              1244695
Watsco, Inc.                            COM       942622 20 0     21946     597000  SH      SOLE               597000
WellPoint Inc.                          COM         94973V107     38066     433900  SH      SOLE               433900
Wells Fargo & Co.                       COM       949746 10 1     47676    1579197  SH      SOLE              1579197
Western Union Co.                       COM       959802 10 9     19693     811083  SH      SOLE               811083
Wyeth                                   COM       983024 10 0     50092    1133566  SH      SOLE              1133566
                                                        Total   2527623                              Count         91